LOANS FROM THIRD PARTIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LOANS FROM THIRD PARTIES
Weighted average annual effective interest rate	23.10%	23.10%